THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 74.7%

	Face Amount	Value
Communication Services — 3.8%
Beasley Mezzanine Holdings
Callable 08/05/2026 @ $100
10.000% Cash/PIK, 12/31/2027(A)	$549,474	$379,824
Dotdash Meredith
Callable 06/15/2028 @ $104
7.625%, 06/15/2032(A)	1,200,000	1,135,832
ION Platform Finance US
Callable 08/05/2026 @ $105
9.500%, 05/30/2029(A)	1,500,000	1,368,896
Spanish Broadcasting System
9.750%, 03/01/2026(A) (B)	1,113,000	667,800
Urban One
10.500%, 04/01/2030(A)	343,000	328,422
Urban One
Callable 07/16/2026 @ $100
7.625%, 04/01/2031(A)	1,330,000	478,800
		4,359,574
Consumer Discretionary — 10.9%
A&K Travel Group Holdings
Callable 05/15/2029 @ $104
7.500%, 05/15/2033(A)	175,000	176,664
Champ Acquisition
Callable 12/01/2027 @ $104
8.375%, 12/01/2031(A)	245,000	256,365
Cruise Yacht Upper HoldCo
Callable 01/05/2027 @ $104
11.875%, 07/05/2028	1,200,000	1,115,839
Cyprium
Callable 04/15/2029 @ $103
6.375%, 04/15/2034(A)	1,100,000	1,097,801
Garda World Security
Callable 11/15/2027 @ $104
8.375%, 11/15/2032(A)	1,160,000	1,186,743
IHO Verwaltungs GmbH
Callable 05/15/2029 @ $104
7.375%, 05/15/2033(A)	350,000	363,874
Jacobs Entertainment
Callable 08/05/2026 @ $102
6.750%, 02/15/2029(A)	711,000	695,493
Callable 08/05/2026 @ $102
6.750%, 02/15/2029(A)	325,000	318,500

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — continued
Mohegan Tribal Gaming Authority
Callable 04/15/2027 @ $106
11.875%, 04/15/2031(A)	$800,000	$866,717
NES Fircroft Bondco
Callable 09/30/2026 @ $104
8.000%, 09/30/2029(A)	1,875,000	1,903,877
Park River Holdings
Callable 07/16/2026 @ $103
8.750%, 12/31/2030(A)	1,383,844	1,340,811
Callable 09/15/2026 @ $104
8.000%, 03/15/2031(A)	230,000	232,007
SP Cruises Intermediate
Callable 09/14/2027 @ $106
11.500%, 03/14/2030(A)	1,375,000	1,333,798
Velocity Vehicle Group
Callable 08/05/2026 @ $104
8.000%, 06/01/2029(A)	463,000	457,252
Voyager Parent
Callable 07/01/2028 @ $105
9.250%, 07/01/2032(A)	600,000	634,535
Whirlpool
Callable 07/01/2029 @ $104
7.875%, 07/01/2034(A)	300,000	301,231
Callable 07/01/2028 @ $104
7.500%, 07/01/2031(A)	250,000	252,987
		12,534,494
Energy — 16.1%
AmeriGas Partners
Callable 06/01/2028 @ $103
6.875%, 06/01/2031(A)	370,000	374,615
Archer Norge
Callable 08/25/2027 @ $105
9.500%, 02/25/2030	977,938	1,039,957
Borr IHC
Callable 07/15/2029 @ $105
9.000%, 01/15/2034(A)	755,000	730,107
Callable 07/15/2028 @ $104
8.750%, 01/15/2032(A)	735,000	717,814
Constellation Oil Services Holding
Callable 11/07/2026 @ $105
9.375%, 11/07/2029(A)	1,000,000	1,052,400

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — continued
Eldorado Drilling Bondco
Callable 06/24/2028 @ $105
9.125%, 06/24/2030(A)	$600,000	$597,903
Ferrellgas Escrow
Callable 08/05/2026 @ $100
5.875%, 04/01/2029(A)	1,155,000	1,123,383
Genesis Energy
Callable 05/15/2028 @ $104
8.000%, 05/15/2033	813,000	845,655
Callable 03/15/2029 @ $103
6.750%, 03/15/2034	45,000	44,653
HMH Holding BV
Callable 06/17/2027 @ $104
7.875%, 12/17/2028(A)	400,000	407,509
ITT Holdings
Callable 08/05/2026 @ $100
6.500%, 08/01/2029(A)	1,121,000	1,107,862
Kinetics LNG Holdings
Callable 11/13/2028 @ $102
9.875%, 11/13/2029(A)	625,000	638,079
MM Mirage Bluewater II
Callable 12/29/2027 @ $104
8.750%, 06/29/2029(A)	875,000	866,846
Nabors Industries
Callable 08/15/2027 @ $104
8.875%, 08/15/2031(A)	1,189,000	1,220,823
NGL Energy Operating
Callable 02/15/2027 @ $104
8.375%, 02/15/2032(A)	1,322,000	1,376,226
Odfjell Rig III
Callable 09/08/2028 @ $104
7.250%, 03/08/2031(A)	325,000	333,825
Paratus Energy Services
Callable 12/27/2026 @ $105
9.500%, 06/27/2029	1,000,000	1,035,454
Callable 11/22/2028 @ $104
8.125%, 05/22/2031(A)	800,000	784,658
SESI
Callable 09/30/2027 @ $104
7.875%, 09/30/2030(A)	975,000	990,682

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — continued
Star Holding
Callable 08/01/2027 @ $104
8.750%, 08/01/2031(A)	$828,000	$829,914
Summit Midstream Holdings
Callable 08/05/2026 @ $104
8.625%, 10/31/2029(A)	535,000	557,511
TransMontaigne Partners
Callable 03/15/2027 @ $104
8.500%, 06/15/2030(A)	885,000	901,708
Venture Global LNG
Callable 07/16/2026 @ $104
8.375%, 06/01/2031(A)	840,000	874,380
		18,451,964
Financials — 10.2%
Avation Group S Pte MTN
Callable 11/15/2027 @ $104
8.500%, 05/15/2031(A)	1,050,000	991,196
Burford Capital Global Finance
Callable 01/15/2029 @ $104
8.500%, 01/15/2034(A)	1,800,000	1,577,700
FS KKR Capital
Callable 05/01/2031 @ $100
7.500%, 08/01/2031	1,150,000	1,145,457
Midcap Financial Issuer Trust
Callable 07/21/2026 @ $100
6.500%, 05/01/2028(A)	1,100,000	1,098,271
MM Proton I
Callable 10/15/2027 @ $105
9.875%, 10/05/2029(A)	1,150,000	1,149,085
Oxford Finance
Callable 05/15/2028 @ $104
7.750%, 05/15/2031(A)	750,000	743,405
Phoenix Aviation Capital
Callable 07/15/2027 @ $105
9.250%, 07/15/2030(A)	1,355,000	1,399,728
TrueNoord Capital DAC
Callable 03/01/2027 @ $104
8.750%, 03/01/2030(A)	1,040,000	1,078,163
Velocity Commercial Capital
Callable 02/15/2028 @ $105
9.375%, 02/15/2031(A)	800,000	828,842

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — continued
VistaJet Malta Finance
Callable 07/15/2028 @ $104
8.750%, 01/15/2032(A)	$365,000	$360,963
Callable 08/05/2026 @ $102
6.375%, 02/01/2030(A)	1,441,000	1,371,160
		11,743,970
Health Care — 1.0%
Harrow
Callable 09/15/2027 @ $104
8.625%, 09/15/2030(A)	1,150,000	1,167,255

Industrials — 16.2%
Airswift Global
Callable 08/28/2026 @ $105
10.000%, 02/28/2029(A)	2,000,000	2,026,279
Alta Equipment Group
Callable 07/16/2026 @ $105
9.000%, 06/01/2029(A)	1,185,000	1,136,898
Brand Industrial Services
Callable 08/05/2026 @ $105
10.375%, 08/01/2030(A)	166,000	135,273
Canada Cartage
Callable 05/08/2028 @ $103
9.750%, 05/08/2031(A)	875,000	848,538
CHC Group
Callable 09/01/2027 @ $106
11.750%, 09/01/2030(A)	1,380,000	1,159,200
Cimpress
Callable 09/15/2027 @ $104
7.375%, 09/15/2032(A)	1,000,000	1,010,531
Deluxe
Callable 08/05/2026 @ $101
8.000%, 06/01/2029(A)	500,000	503,554
Efesto Bidco S.p.A Efesto US
Callable 02/15/2028 @ $104
7.500%, 02/15/2032(A)	895,000	895,599
Innovate
10.500%, 02/01/2027(A)	1,687,194	1,467,859
JELD-WEN
Callable 08/05/2026 @ $100
4.875%, 12/15/2027(A)	970,000	772,381

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Navios South American Logistics
Callable 01/14/2028 @ $104
8.875%, 07/14/2030(A)	$1,400,000	$1,443,752
OneSky Flight
Callable 12/15/2026 @ $104
8.875%, 12/15/2029(A)	1,130,000	1,194,948
Park-Ohio Industries
Callable 08/01/2027 @ $104
8.500%, 08/01/2030(A)	855,000	892,034
Railworks Holdings
Callable 08/05/2026 @ $102
8.250%, 11/15/2028(A)	950,000	951,321
Rand Parent
Callable 07/16/2026 @ $104
8.500%, 02/15/2030(A)	1,175,000	1,217,119
RR Donnelley & Sons
Callable 06/01/2028 @ $106
11.000%, 06/01/2031(A)	925,000	894,680
Specialty Building Products Holdings
Callable 10/15/2026 @ $104
7.750%, 10/15/2029(A)	1,295,000	1,191,341
Wilsonart
Callable 08/15/2027 @ $106
11.000%, 08/15/2032(A)	815,000	660,263
		18,401,570
Information Technology — 3.2%
Cloud Software Group
Callable 06/30/2027 @ $104
8.250%, 06/30/2032(A)	1,250,000	1,171,557
UKG
Callable 02/01/2027 @ $103
6.875%, 02/01/2031(A)	850,000	825,757
Virtusa
Callable 08/05/2026 @ $100
7.125%, 12/15/2028(A)	2,075,000	1,644,026
		3,641,340
Materials — 13.3%
Bond US Bidco 1
Callable 06/15/2029 @ $104
7.125%, 06/15/2033(A)	325,000	328,161

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
Calderys Financing II
Callable 08/05/2026 @ $102
11.750%, 06/01/2028(A)	$936,950	$956,310
Cerdia Finanz GmbH
Callable 10/15/2027 @ $105
9.375%, 10/03/2031(A)	995,000	893,013
Consolidated Energy Finance
Callable 07/16/2026 @ $101
5.625%, 10/15/2028(A)	1,485,000	1,425,600
Conuma Resources
Callable 08/05/2026 @ $110
13.125%, 05/01/2028(A)	1,409,000	1,368,491
FMC
Callable 06/01/2028 @ $104
8.000%, 06/01/2031(A)	185,000	192,546
GPD
Callable 08/05/2026 @ $106
12.500% Cash/PIK, 12/31/2029(A)	810,186	546,065
JW Aluminum Continuous Cast
Callable 04/01/2027 @ $105
10.250%, 04/01/2030(A)	1,545,000	1,628,044
Magnera
Callable 11/15/2027 @ $104
7.250%, 11/15/2031(A)	1,000,000	976,250
Mativ Holdings
Callable 10/01/2026 @ $104
8.000%, 10/01/2029(A)	1,200,000	1,191,245
Owens-Brockway Glass Container
Callable 06/01/2029 @ $105
9.500%, 06/01/2033(A)	1,450,000	1,485,336
Rain Carbon
Callable 08/05/2026 @ $106
12.250%, 09/01/2029(A)	1,450,000	1,546,547
Skeena Resources
Callable 04/01/2028 @ $104
8.500%, 04/01/2031(A)	550,000	577,731
Sword Purchaser
Callable 04/15/2029 @ $104
8.250%, 04/15/2033(A)	600,000	620,862

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
TMS International
Callable 07/16/2026 @ $100
6.250%, 04/15/2029(A)	$1,455,000	$1,455,968
		15,192,169
TOTAL CORPORATE OBLIGATIONS
(Cost $86,975,679)		85,492,336

LOAN OBLIGATIONS — 20.5%

Communication Services — 2.2%
ITG Communications, LLC, Initial Term Loan, 1st Lien
8.394%, CME Term SOFR + 4.750%, 07/01/2031	1,000,000	982,500
Research Now Group, LLC, Second Out Term Loan, 1st Lien
9.403%, CME Term SOFR + 5.500%, 10/15/2028	717,259	277,342
Spanish Broadcasting System, Inc., Interim DIP Loan
9.750%, CME Term SOFR + 0.000%, 12/31/2026 (C)	73,961	73,221
Townsquare Media, Inc., Initial Term Loan, 1st Lien
8.587%, CME Term SOFR + 5.000%, 02/06/2030	1,598,556	1,165,955
		2,499,018
Consumer Discretionary — 3.5%
Century Casinos, Inc., Term B Facility Loan, 1st Lien
9.737%, CME Term SOFR + 6.000%, 04/02/2029	2,170,697	1,405,158
Kelso Industries LLC, 2026 Incremental Delayed Draw Term Loan, 1st Lien
9.416%, UNFND + 0.058%, 12/30/2029 (D)	20,555	20,041
Kelso Industries LLC, Initial Term Loan, 1st Lien
9.416%, CME Term SOFR + 5.750%, 12/26/2029	1,024,928	999,304

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
LOAN OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — continued
River Rock Entertainment Authority, Term Loan, 1st Lien
0.000%, CME Term SOFR + 0.000%, 06/25/2031 (#)	$1,640,000	$1,611,300
		4,035,803
Energy — 0.8%
Natgasoline LLC, 2025 Term Loan, 1st Lien
9.144%, CME Term SOFR + 5.500%, 03/24/2030	971,773	969,344

Financials — 0.7%
HP PHRG Borrower, LLC, Closing Date Term Loan, 1st Lien
7.732%, CME Term SOFR + 4.000%, 02/13/2032	828,961	822,537

Industrials — 5.8%
Form Technologies LLC, Initial Term Loan, 1st Lien
9.422%, CME Term SOFR + 5.750%, 05/30/2030	1,300,175	1,244,111
GB AIT Buyer, Inc., Initial Term Loan, 1st Lien
7.913%, CME Term SOFR + 0.043%, 04/29/2033	175,000	174,958
HDI Aerospace Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
7.424%, CME Term SOFR + 0.033%, 09/19/2031	1,199,374	1,200,129
Michael Baker International, LLC, Term B-1 Loan, 1st Lien
7.663%, CME Term SOFR + 4.000%, 12/01/2028	735,056	733,910
One Stop Mailing, LLC, Initial Term Loan
10.008%, CME Term SOFR + 6.250%, 05/07/2027	894,428	891,718
Titan Purchaser, Inc., Term Loan B
9.732%, CME Term SOFR + 6.000%, 01/31/2030	971,410	974,568

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
LOAN OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Trulite Holding Corp., Term Loan
9.682%, CME Term SOFR + 6.000%, 02/22/2030	$1,609,701	$1,411,177
		6,630,571
Information Technology — 3.0%
Cyberswift US Finco, LLC, Term Loan
7.480%, CME Term SOFR + 0.038%, 09/23/2032	625,000	621,875
East West Manufacturing, LLC, Initial Term Loan
9.163%, 12/22/2028 (D)	1,400,000	1,372,000
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan
10.100%, CME Term SOFR + 6.250%, 12/29/2027	589,063	353,437
Venga Finance S.a r.l., 2025 Incremental Dollar Term Loan, 1st Lien
7.677%, CME Term SOFR + 3.750%, 06/28/2029	1,046,260	1,046,260
		3,393,572
Materials — 2.0%
Iris Holding, Inc., Initial Term Loan, 1st Lien
8.513%, CME Term SOFR + 4.750%, 06/28/2028	719,394	683,202
Opta Inc., 2024 Incremental Delayed Term Loan
10.508%, CME Term SOFR + 6.750%, 11/09/2028	431,318	423,230
Opta Inc., Delayed Draw Term Loan, 1st Lien
10.508%, CME Term SOFR + 6.750%, 11/08/2028	135,067	132,535
10.508%, CME Term SOFR + 6.750%, 11/09/2028	153,591	150,711

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
LOAN OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
Opta Inc., Term Loan, 1st Lien
10.486%, CME Term SOFR + 6.750%, 11/09/2028	$862,875	$846,696
		2,236,374
Utilities — 2.5%
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
7.644%, CME Term SOFR + 4.000%, 06/04/2029	851,940	853,005
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
7.894%, CME Term SOFR + 4.250%, 05/03/2028	1,284,257	1,246,795
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
7.894%, CME Term SOFR + 4.250%, 12/31/2031	869,335	751,105
		2,850,905
TOTAL LOAN OBLIGATIONS
(Cost $25,534,998)		23,438,124

COMMON STOCK — 0.4%
	Shares
Communication Services — 0.0%
New Insights Holdings *(C)(E)	10,040	7,530

Consumer Discretionary — 0.2%
PSS Industrial Offering, Class A *(C)(E)	1,353	204,265
PSS Industrial Offering, Class B *(C)(E)	351	53,053
		257,318
Energy — 0.1%
Greenfire Resources *	26,516	149,816

Industrials — 0.1%
Altera Infrastructure *(C)(E)	2,800	112,000

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
COMMON STOCK — continued

	Shares	Value
Information Technology — 0.0%
PVKG Investment Holdings *(C)(E)	445	$111

TOTAL COMMON STOCK
(Cost $1,709,864)		526,775

TOTAL INVESTMENTS — 95.6%
(Cost $114,220,541)		$109,457,235

Percentages are based on Net Assets of $114,507,607.

*	Non-income producing security.
(#)	There is currently no interest rate available.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of June 30, 2026, was $80,265,321 and represents 70.1% of Net Assets.
(B)	Security in default on interest payments.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Unsettled Bank Loan. Interest rate may not be available.
(E)	Securities considered restricted. The total market value of such securities as of June 30, 2026, was $376,959 and represented 0.3% of the Net Assets.

Cl — Class

CME — Chicago Mercantile Exchange

LLC — Limited Liability Company

MTN — Medium Term Note

PIK — Payment-in-Kind

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND JUNE 30, 2026 (Unaudited)

A list of the restricted securities, excluding 144a, held by the Fund on June 30, 2026, is as follows:

Description	Number of Shares	Acquisition Date	Cost	Market Value
Common Stock
Altera Infrastructure	2,800	12/5/2022	$633,990	$112,000
New Insights Holdings	10,040	7/15/2024	315,135	7,530
PSS Industrial Offering, Class A	1,353	5/23/2022	77,450	204,265
PSS Industrial Offering, Class B	351	12/23/2019	527,705	53,053
PVKG Investment Holdings	445	6/4/2024	137,213	111
			$1,691,493	$376,959

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

MIM-QH-002-0200

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.0%

	Shares	Value
Communication Services — 0.7%
Nexstar Media Group, Cl A	314	$56,077

Consumer Discretionary — 8.6%
Etsy *	1,030	77,590
Kontoor Brands	1,898	158,179
Levi Strauss, Cl A	3,568	88,594
Life Time Group Holdings *	1,265	51,663
Meritage Homes	1,265	106,070
Ollie's Bargain Outlet Holdings *	1,033	79,417
YETI Holdings *	2,397	118,795
		680,308
Consumer Staples — 2.6%
elf Beauty *	1,700	125,800
Sprouts Farmers Market *	955	80,774
		206,574
Energy — 4.4%
Antero Resources *	2,185	76,781
Helmerich & Payne	2,489	81,490
Matador Resources	1,373	68,348
Northern Oil & Gas	2,465	44,740
Weatherford International	918	74,817
		346,176
Financials — 16.4%
Baldwin Insurance Group, Cl A *	3,134	83,302
Cohen & Steers	1,213	92,358
FNB	4,469	85,268
Hancock Whitney	1,567	117,086
Lazard, Cl A	1,644	68,949
Lincoln National	1,988	70,276
Old National Bancorp	3,933	101,865
Paymentus Holdings, Cl A *	4,092	98,863
Radian Group	2,228	83,929
Simmons First National, Cl A	3,493	79,116
SouthState Bank	985	98,401
Texas Capital Bancshares	930	96,032
Walker & Dunlop	1,710	93,537
Zions Bancorp	1,900	131,461
		1,300,443

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
COMMON STOCK — continued

	Shares	Value
Health Care — 13.3%
Alkermes *	2,101	$110,082
Axsome Therapeutics *	447	109,412
Bruker	1,848	111,213
Fortrea Holdings *	6,599	114,823
Globus Medical, Cl A *	1,365	107,849
Halozyme Therapeutics *	2,022	158,262
Immunome *	5,408	114,595
Merit Medical Systems *	1,368	94,857
Praxis Precision Medicines *	414	138,603
		1,059,696
Industrials — 18.3%
Alaska Air Group *	2,101	109,672
CACI International, Cl A *	228	105,623
Crane	500	111,535
CSW Industrials	402	111,877
Donaldson	888	79,716
Gates Industrial PLC *	4,655	130,200
Helios Technologies	1,369	122,183
Herc Holdings	791	113,382
JBT Marel	785	113,825
Kadant	260	81,700
Knight-Swift Transportation Holdings, Cl A	1,140	88,772
Korn Ferry	778	51,799
Mercury Systems *	889	108,751
StandardAero *	4,260	127,417
		1,456,452
Information Technology — 15.6%
ACI Worldwide *	2,505	125,976
Advanced Energy Industries	395	147,284
Diodes *	975	106,704
Knowles *	2,444	101,377
Littelfuse	262	119,296
Plexus *	412	123,876
Q2 Holdings *	2,227	107,119
Riot Platforms *	4,416	120,910
Semtech *	692	112,000
Tenable Holdings *	2,362	87,111
Ultra Clean Holdings *	624	88,976
		1,240,629

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)
COMMON STOCK — continued

	Shares	Value
Materials — 5.3%
AptarGroup	731	$91,521
Eagle Materials	335	75,375
Metallus *	4,256	79,545
O-I Glass, Cl I *	8,278	79,717
Quaker Chemical	611	97,070
		423,228
Real Estate — 5.4%
Acadia Realty Trust ‡	3,387	70,822
Independence Realty Trust ‡	4,681	78,126
LTC Properties ‡	2,387	91,780
SL Green Realty ‡	1,635	84,644
STAG Industrial ‡	2,673	101,735
		427,107
Utilities — 2.4%
Northwest Natural Holding	2,315	113,574
Northwestern Energy Group	1,041	74,556
		188,130
TOTAL COMMON STOCK
(Cost $6,064,477)		7,384,820

EXCHANGE-TRADED FUNDS — 3.6%

EQUITY FUNDS — 3.6%
iShares Russell 2000 ETF	455	136,705
State Street SPDR S&P Biotech ETF	942	149,071

TOTAL EXCHANGE-TRADED FUNDS
(Cost $194,479)		285,776

TOTAL INVESTMENTS — 96.6%
(Cost $6,258,956)		$7,670,596

Percentages are based on Net Assets of $7,942,613.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor's Depositary Receipts

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND JUNE 30, 2026 (Unaudited)

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

MIM-QH-002-0200